Document and Entity Information	Mar. 20, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002052153
Document Type	8-K
Document Period End Date	Mar. 20, 2026
Entity Registrant Name	Apollo Origination II (UL) Capital Trust
Entity Incorporation State Country Code	DE
Entity File Number	000-56723
Entity Tax Identification Number	36-6481177
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false